CONCENTRATIONS	12 Months Ended
Dec. 31, 2014
CONCENTRATIONS [Abstract]
CONCENTRATIONS
27.	CONCENTRATIONS

(a)	Dependence on Mobile Operator

The revenue of the Company is primarily derived from cooperative arrangements with the Mobile Operator in the PRC. The major operators cooperated with the Company are China Mobile, China Unicom and China Telecom. If the strategic relationship with the Mobile Operator in the PRC is terminated or scaled-back, or if the Mobile Operator alters the revenue sharing arrangements, the Company's WVAS business would be adversely affected.

The following table shows the revenues and percentage of total revenues derived from those operators for the years ended December 31, 2012, 2013 and 2014:

	For the years ended December 31,
	2012	2013	2014

Percentage of Total Revenues

Revenues collected through operators
China Mobile	36%	30%	27%
China Unicom	7%	5%	4%
China Telecom	6%	6%	5%
Mobile games revenues collected through operators
China Mobile	8%	6%	10%
China Unicom	-	-	-
China Telecom	-	-	-
WVAS revenues collected through operators
China Mobile	28%	24%	17%
China Unicom	7%	5%	4%
China Telecom	6%	6%	5%

Net accounts receivable from the operators as of December 31, 2013 and 2014 were as follows:

	Percentage of
	accounts receivable
	as of December 31,
	2013	2014

China Mobile	63%	58%
China Unicom	9%	7%
China Telecom	9%	9%

Other than disclosed above, there was no customer with 10% or more of total accounts receivable.

(b)	Internet games revenue

The Company derived the majority of internet games revenue from two games which accounted for approximately 40%, 51% and 50% of total revenues in 2012, 2013 and 2014, respectively.

(c)	Credit risk

In WVAS and mobile games services, the Company depends on the billing system of the Mobile Operator to charge the mobile phone users and collect payments from them. The Company generally does not require collateral for its accounts receivable and has not experienced any significant credit losses for any periods presented.